CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, GCT Semiconductor (Details) - GCT Semiconductor, Inc. - Series D preferred stock - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2004	Dec. 31, 2012	Dec. 31, 2016
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Payments to acquire investments	$ 3.0
Investment, ownership interest (as a percent)			0.40%
Other-than-temporary impairment charge		$ 2.2	$ 0.8
Carrying amount of the investment			$ 0.0